Calvert Equity Portfolio
Calvert Equity Portfolio
Investment Objective
The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 72 and “Reduced Sales Charges” on page 74 of this Prospectus, and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Calvert Equity Portfolio	Class A		Class C		Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	4.75%		none		none	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	none	[1]	1.00%	[2]	none	none
[1]	Purchases of Class A shares at net asset value for accounts of $1,000,000 or more on which a finder's fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.
[2]	Applies to redemptions of Class C shares within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Calvert Equity Portfolio		Class A	Class C	Class Y	Class I
Management fees	[1]	0.61%	0.61%	0.61%	0.61%
Distribution and service (12b-1) fees		0.25%	1.00%	none	none
Other expenses		0.19%	0.18%	0.14%	0.05%
Acquired Fund Fees and Expenses		0.02%	0.02%	0.02%	0.02%
Total annual fund operating expenses		1.07%	1.81%	0.77%	0.68%
Less fee waiver and/or expense reimbursement	[2]	none	none	none	(0.02%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement		1.07%	1.81%	0.77%	0.66%
[1]	Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.
[2]	The contractual administrative fee is 0.12%. Calvert Research and Management has agreed to contractually waive 0.02% of the administrative fee on Class I shares through January 31, 2018.

Example.

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

•	you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
•	your investment has a 5% return each year;
•	the Fund’s operating expenses remain the same; and
•	any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Expense Example - Calvert Equity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	579	799	1,037	1,719
Class C	284	569	980	2,127
Class Y	79	246	428	954
Class I	6,743	21,553	37,670	84,464

Expense Example, No Redemption - Calvert Equity Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	579	799	1,037	1,719
Class C	184	569	980	2,127
Class Y	79	246	428	954
Class I	6,743	21,553	37,670	84,464

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the fiscal year ended September 30, 2015, the Fund’s portfolio turnover rate was 37% of its portfolio’s average value.

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Russell 1000® Index at the time of investment.  As of December 31, 2015, the market capitalization of the Russell 1000® Index companies ranged from $380 million to $587.2 billion with a weighted average level of $124.2 billion. The Fund may invest in publicly-traded real estate investment trusts.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Sub-Adviser looks for established companies with a history of steady earnings growth. The Sub-Adviser selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Responsible Investing. In selecting Fund investments, the portfolio managers utilize information provided by CRM’s research staff.  CRM’s research is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Management Risk. The success of the Fund’s investment program depends on portfolio management’s successful application of analytical skills and investment judgment. Active management involves subjective decisions.  Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Real Estate Risks. Real estate investments are subject to special risks including changes in real estate values, property taxes, interest rates, cash flow of underlying real estate assets, occupancy rates, government regulations affecting zoning, land use, and rents, and the management skill and creditworthiness of the issuer. Changes in underlying real estate values may have an exaggerated effect to the extent that investments concentrate in particular geographic regions or property types.

Responsible Investing Risk.  Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s ESG performance or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s responsible investment principles.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of its current benchmark index and its former benchmark index. The Fund changed its benchmark from the Standard & Poor’s (“S&P”) 500 Index to the Russell 1000® Growth Index because the Adviser believes that the Russell 1000® Growth Index is more representative of the investment approach used to manage the Fund.  The performance reflected in the bar chart and table assumes the reinvestment of dividends and capital gains distributions, if any.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

For the ten years ended December 31, 2015, the highest quarterly total return for Class A was 17.97% for the quarter ended June 30, 2009 and the lowest quarterly return was -24.39% for the quarter ended December 31, 2008.

Average Annual Total Returns as of December 31, 2015
Average Annual Total Returns - Calvert Equity Portfolio	Label	One Year	Five Years	Ten Years	Inception Date
Class A	Return Before Taxes	(1.24%)	10.07%	7.03%
Class A | After Taxes on Distributions	Return After Taxes on Distributions	(6.07%)	8.11%	5.78%
Class A | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Class A Shares	3.15%	7.94%	5.63%
Class C	Return Before Taxes	1.91%	10.33%	6.74%
Class Y	Return Before Taxes	4.00%	11.53%	7.81%	Oct. 31, 2008
Class I	Return Before Taxes	4.19%	11.72%	8.13%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	5.67%	13.53%	8.53%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.31%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Performance results for Class Y shares prior to October 31, 2008 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.   Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.